Provisions - Restructuring Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Restructuring provision	€ 179	€ 1,663
Telefónica Spain | Operating segments
Disclosure of other provisions [line items]
Restructuring provision	€ 57	1,382
Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Discount rate	3.43%
Average duration of plans	8 months 26 days
2011-2013 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Number of employees participating in labor force reduction plan | employee	6,830
Restructuring provision	€ 38	€ 145